Financial instruments and risk management (Details) - Schedule of corporation’s significant financial liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of corporation’s significant financial liabilities [Abstract]
Accounts payable and accrued liabilities	$ 2,345,175	$ 2,272,850	$ 920,914
Less than 1 year [Member]
Schedule of corporation’s significant financial liabilities [Abstract]
Accounts payable and accrued liabilities	2,345,175	2,272,850	920,914
Loan payable			2,146,231
Amount owing to Northern Data	322,099	2,940,412
Deposit payable
Lease liabilities	146,880
Mortgage payable	534,000
Total	3,348,154	5,213,262	3,067,145
1-3 years [Member]
Schedule of corporation’s significant financial liabilities [Abstract]
Accounts payable and accrued liabilities
Loan payable			570,933
Amount owing to Northern Data
Deposit payable	511,000	1,788,500
Lease liabilities	307,111
Mortgage payable	400,500
Total	1,218,611	1,788,500	570,933
4-5 years [Member]
Schedule of corporation’s significant financial liabilities [Abstract]
Accounts payable and accrued liabilities
Loan payable
Amount owing to Northern Data
Deposit payable
Lease liabilities	214,524
Mortgage payable
Total	214,524
More than 5 years [Member]
Schedule of corporation’s significant financial liabilities [Abstract]
Accounts payable and accrued liabilities
Loan payable
Amount owing to Northern Data
Deposit payable
Lease liabilities
Mortgage payable
Total
Total [Member]
Schedule of corporation’s significant financial liabilities [Abstract]
Accounts payable and accrued liabilities	2,345,175	2,272,850	920,914
Loan payable			2,717,164
Amount owing to Northern Data	322,099	2,940,412
Deposit payable	511,000	1,788,500
Lease liabilities	668,515
Mortgage payable	934,500
Total	4,781,289	7,001,762	3,638,078
Carrying Value [Member]
Schedule of corporation’s significant financial liabilities [Abstract]
Accounts payable and accrued liabilities	2,345,175	2,272,850	920,914
Loan payable			2,543,083
Amount owing to Northern Data	322,099	2,940,412
Deposit payable	511,000	1,788,500
Lease liabilities	668,515
Mortgage payable	934,500
Total	$ 4,781,289	$ 7,001,762	$ 3,463,997